Shareholder Report, Line Graph (Details) - USD ($)			10 Months Ended	12 Months Ended		22 Months Ended	24 Months Ended	34 Months Ended	36 Months Ended	46 Months Ended	48 Months Ended	58 Months Ended	60 Months Ended	70 Months Ended	72 Months Ended	82 Months Ended	84 Months Ended	94 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 26, 2017	Aug. 31, 2015	Aug. 31, 2018	Aug. 31, 2025	Aug. 31, 2016	Aug. 31, 2019	Aug. 31, 2017	Aug. 31, 2020	Aug. 31, 2018	Aug. 31, 2021	Aug. 31, 2019	Aug. 31, 2022	Aug. 31, 2020	Aug. 31, 2023	Aug. 31, 2021	Aug. 31, 2024	Aug. 31, 2022	Aug. 31, 2025	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025
PGIM California Muni Income Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name				Class A with sales charges
Accumulated Value		$ 9,674.81			$ 10,383.33		$ 10,353.11		$ 10,441.68		$ 11,217.32		$ 11,350.55		$ 11,697.23		$ 10,774.03		$ 10,921.61	$ 11,508.47	$ 11,668.24
PGIM California Muni Income Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name				Class C with sales charges
Accumulated Value		10,000.00			10,663.10		10,544.27		10,550.52		11,244.71		11,286.48		11,537.86		10,540.29		10,595.46	11,064.83	11,113.52
PGIM California Muni Income Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
Accumulated Value		10,000.00			10,760.23		10,749.01		10,864.25		11,693.24		11,865.49		12,263.11		11,328.82		11,517.77	12,172.41	12,389.89
PGIM California Muni Income Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name				Class R6
Accumulated Value	$ 10,000.00		$ 10,167.38			$ 10,951.57		$ 11,113.34		$ 11,486.89		$ 10,612.76		$ 10,790.88		$ 11,405.30		$ 11,610.25
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
Accumulated Value	10,000.00	$ 10,000	10,075.58		$ 10,687.81	10,954.17	10,782.24	11,308.59	10,834.82	11,692.62	11,779.62	10,683.26	12,160.74	10,865.33	12,573.71	11,526.90	11,488.29	11,535.77	11,684.08	12,395.50	12,405.04
Bloomberg California 1-15 Year Municipal Intermediate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg California 1-15 Year Municipal Intermediate Index
Accumulated Value	$ 10,000.00		$ 10,058.96			$ 10,734.93	$ 10,201.91	$ 11,094.03	$ 10,232.72	$ 11,284.15	$ 10,920.37	$ 10,595.97	$ 11,285.67	$ 10,776.18	$ 11,479.07	$ 11,282.17	$ 10,779.00	$ 11,555.46	$ 10,962.33	$ 11,477.05	$ 11,755.07